Income Tax Provision (Details Narrative) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 9,800,000	$ 8,600,000
State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 9,800,000	$ 8,600,000